Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,207	$ 0
Restructuring credit	200		$ 0
Impairment of long lived assets	3,574	$ 0
Provision balance	29,224		$ 28,353	$ 10,748
2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,200
Impairment of ROU assets and associated costs	4,200
Impairment of long lived assets	200
Employee severance | Other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	4,800
Employee severance | 2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring credit	200
Lease liability
Restructuring Cost and Reserve [Line Items]
Provision balance	24,400
Lease liability | Other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	10,400
Lease liability | Non-current operating lease liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	$ 14,000